Premier Indemnity Holding Company

3001 North Rocky Point Drive, Suite 200

Tampa, Florida 33607

October 13, 2006

United States

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Mr. Jeffrey P. Reidler
Assistant Director
	RE:	Premier Indemnity Holding Company
Form SB-2 Registration Statement
Registration No. 333-132482__________

Dear Mr. Reidler:

Pursuant to the provisions of Rule 461 of Regulation C of the Securities Act of 1933, as amended, Premier Indemnity Holding Company (the “Company”) requests acceleration of the effective date of its Form SB-2 Registration Statement to Tuesday, October 17, 2006 at 10:00 a.m. E.D.T., or as soon thereafter as practicable.

The Company is aware that the filing with the Securities and Exchange Commission (the “Commission”) may not be relied upon in any degree to indicate that the registration statement is true, complete or accurate.

Please be advised that the Company has not distributed any preliminary prospectus and the Company is in compliance with Rule 15c2-8 of the Securities Exchange Act of 1934, as amended.

Further, no other documents, reports or memoranda have been prepared for external use by the Company.

The Company acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                                                                         Securities and Exchange Commission

RE:	Premier Indemnity Holding Company
Form SB-2 Registration Statement
SEC File 333-132482
October 13, 2006
Page 2

The undersigned is aware of its respective responsibilities under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, as they relate to the proposed transaction specified in the above captioned registration statement.

Thank you for your cooperation.

Yours truly,

PREMIER INDEMNITY HOLDING COMPANY

BY:	/s/Stephen L.Rohde
Stephen L. Rohde, President, Principal Executive Officer, Treasurer, Principal Financial Officer, Principal Accounting Officer, and Director

cc: William M. Aul